RECENTLY ISSUED ACCOUNTING STANDARDS -Adoption Change on Restricted Cash (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unrealized foreign exchange (gains)/losses		$ (995)	$ 3,657	$ (945)
Interest element included in obligation under capital lease			(44)	(1,882)
Amounts due (from)/to related parties		(319)	17,856	(18,237)
Restricted cash			0	0
Repayments of obligation under capital lease		(1,286)	(821)	(567)
Restricted cash and short-term investments			0	0
Advances from/(releases to) related party for Methane Princess lease security deposit		633	(1,498)	725
Effect of exchange rate changes on cash		(6,118)	10,487	(21,966)
Net (decrease)/increase in cash, cash equivalents and restricted cash		(160,795)	201,762	(5,834)
Cash, cash equivalents and restricted cash at beginning of year	[1]	429,887	228,125	233,959
Cash, cash equivalents and restricted cash at end of year	[1]	269,092	429,887	228,125
Previously Reported | Accounting Standards Update 2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unrealized foreign exchange (gains)/losses			3,657	(532)
Interest element included in obligation under capital lease			534	(1,205)
Amounts due (from)/to related parties			17,856	(17,512)
Restricted cash			(5)	(129)
Repayments of obligation under capital lease			(821)	(122)
Restricted cash and short-term investments			(12,102)	7,627
Advances from/(releases to) related party for Methane Princess lease security deposit			0	0
Effect of exchange rate changes on cash			0	0
Net (decrease)/increase in cash, cash equivalents and restricted cash			181,244	25,024
Cash, cash equivalents and restricted cash at beginning of year		246,954	65,710	40,686
Cash, cash equivalents and restricted cash at end of year			246,954	65,710
Restatement Adjustment | Accounting Standards Update 2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unrealized foreign exchange (gains)/losses			0	(413)
Interest element included in obligation under capital lease			(578)	(677)
Amounts due (from)/to related parties			0	(725)
Restricted cash			5	129
Repayments of obligation under capital lease			0	(445)
Restricted cash and short-term investments			12,102	(7,627)
Advances from/(releases to) related party for Methane Princess lease security deposit			(1,498)	725
Effect of exchange rate changes on cash			10,487	(21,966)
Net (decrease)/increase in cash, cash equivalents and restricted cash			20,518	(30,858)
Cash, cash equivalents and restricted cash at beginning of year		$ 182,933	162,415	193,273
Cash, cash equivalents and restricted cash at end of year			$ 182,933	$ 162,415

[1]	The following table identifies the balance sheet line-items included in "cash, cash equivalents and restricted cash" presented in the consolidated statements of cash flows: